Classification of financial assets and liabilities - Financial assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss
Mandatorily	kr 60,065	kr 66,630
Derivatives used for hedge accounting	3,315	2,588
Amortized cost	257,019	235,847
Total financial assets	320,399	305,065
Cash and cash equivalents
Financial assets at fair value through profit or loss
Amortized cost	3,362	1,362
Total financial assets	3,362	1,362
Treasuries/government bonds
Financial assets at fair value through profit or loss
Mandatorily	22,266	8,344
Total financial assets	22,266	8,344
Other interest-bearing securities except loans
Financial assets at fair value through profit or loss
Mandatorily	33,551	53,906
Total financial assets	33,551	53,906
Loans in the form of interest-bearing securities
Financial assets at fair value through profit or loss
Amortized cost	50,780	43,627
Total financial assets	50,780	43,627
Loans to credit institutions
Financial assets at fair value through profit or loss
Amortized cost	31,315	27,010
Total financial assets	31,315	27,010
Loans to the public
Financial assets at fair value through profit or loss
Amortized cost	171,562	163,848
Total financial assets	171,562	163,848
Derivatives
Financial assets at fair value through profit or loss
Mandatorily	4,248	4,380
Derivatives used for hedge accounting	3,315	2,588
Total financial assets	kr 7,563	kr 6,968